PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 6,184	$ 5,605
Less: accumulated depreciation and amortization	4,691	4,348
Total property and equipment, net	1,493	1,257
Depreciation expense	713	761	$ 764
Equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	4,360	3,896
Internal-use software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	531	519
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,031	910
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 262	$ 280